Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments
The following tables present the composition of our investment portfolio by major security type. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income (loss), net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value for the hybrid and equity securities. The changes in the net holding period gains (losses) between periods are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2022
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$26,770.7	$1.4	$(1,604.7)	$0	$25,167.4	47.0%
State and local government obligations	2,180.0	0	(202.9)	0	1,977.1	3.7
Foreign government obligations	16.8	0	(1.3)	0	15.5	0.1
Corporate debt securities	10,125.8	9.8	(676.1)	(46.8)	9,412.7	17.6
Residential mortgage-backed securities	696.1	0.3	(17.5)	(12.1)	666.8	1.2
Commercial mortgage-backed securities	5,446.0	1.5	(784.0)	0	4,663.5	8.7
Other asset-backed securities	4,826.0	0.9	(260.5)	(1.8)	4,564.6	8.5
Redeemable preferred stocks	202.6	0	(4.5)	(13.8)	184.3	0.3
Total fixed maturities	50,264.0	13.9	(3,551.5)	(74.5)	46,651.9	87.1
Short-term investments	2,861.7	0	0	0	2,861.7	5.4
Total available-for-sale securities	53,125.7	13.9	(3,551.5)	(74.5)	49,513.6	92.5
Equity securities:
Nonredeemable preferred stocks	1,364.2	0	0	(151.0)	1,213.2	2.3
Common equities	826.1	0	0	1,995.4	2,821.5	5.2
Total equity securities	2,190.3	0	0	1,844.4	4,034.7	7.5
Total portfolio[1]	$55,316.0	$13.9	$(3,551.5)	$1,769.9	$53,548.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2021
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$18,586.1	$92.9	$(190.8)	$0	$18,488.2	35.9%
State and local government obligations	2,162.6	36.7	(14.0)	0	2,185.3	4.2
Foreign government obligations	17.9	0	0	0	17.9	0.1
Corporate debt securities	10,526.2	202.6	(33.4)	(3.3)	10,692.1	20.7
Residential mortgage-backed securities	787.7	2.3	(0.6)	0.6	790.0	1.5
Commercial mortgage-backed securities	6,561.0	38.9	(64.3)	0	6,535.6	12.7
Other asset-backed securities	4,981.8	13.3	(12.4)	(0.4)	4,982.3	9.7
Redeemable preferred stocks	170.9	0.7	(0.5)	10.6	181.7	0.4
Total fixed maturities	43,794.2	387.4	(316.0)	7.5	43,873.1	85.2
Short-term investments	942.6	0	0	0	942.6	1.8
Total available-for-sale securities	44,736.8	387.4	(316.0)	7.5	44,815.7	87.0
Equity securities:
Nonredeemable preferred stocks	1,571.8	0	0	68.1	1,639.9	3.2
Common equities	1,264.1	0	0	3,794.4	5,058.5	9.8
Total equity securities	2,835.9	0	0	3,862.5	6,698.4	13.0
Total portfolio[1]	$47,572.7	$387.4	$(316.0)	$3,870.0	$51,514.1	100.0%
1 At December 31, 2022, we had $34.4 million of net unsettled security transactions included in other assets, compared to $143.4 million included in other liabilities at December 31, 2021.
The total fair value of the portfolio at December 31, 2022 and 2021 included $4.4 billion and $4.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

At December 31, 2022, bonds and certificates of deposit in the principal amount of $601.7 million were on deposit to meet state insurance regulatory requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2022 or 2021. At December 31, 2022, we did not hold any debt securities that were non-income producing during the preceding 12 months.
Short-Term Investments Our short-term investments may include commercial paper and other investments that are expected to mature or are redeemable within one year.
We invested in repurchase and reverse repurchase transactions during 2022 and 2021, but did not have any open positions at December 31, 2022 or 2021. To the extent we enter into repurchase or reverse repurchase transactions, consistent with past practice, we would elect not to offset these transactions and would report them on a gross basis on our consolidated balance sheets, despite the option to elect to offset these transactions as long as they were with the same counterparty and subject to an enforceable master netting arrangement.

Hybrid Securities Certain securities in our fixed-maturity portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2022	2021
Fixed Maturities:
Corporate debt securities	$535.4	$479.1
Residential mortgage-backed securities	509.6	536.2
Other asset-backed securities	42.0	89.2
Redeemable preferred stocks	134.7	130.8
Total hybrid securities	$1,221.7	$1,235.3
Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we use the fair value option to record the changes in fair value of these securities through income as a component of net realized gains or losses.
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2022, was:

(millions)	Cost	Fair Value
Less than one year	$6,047.1	$5,871.6
One to five years	30,121.9	28,366.7
Five to ten years	14,030.8	12,357.0
Ten years or greater	64.2	56.6
Total	$50,264.0	$46,651.9
Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2022
U.S. government obligations	160	$24,802.5	$(1,604.7)	90	$17,327.2	$(699.2)	70	$7,475.3	$(905.5)
State and local government obligations	348	1,948.8	(202.9)	239	1,124.2	(76.8)	109	824.6	(126.1)
Foreign government obligations	1	15.5	(1.3)	0	0	0	1	15.5	(1.3)
Corporate debt securities	422	8,449.6	(676.1)	285	5,717.6	(426.1)	137	2,732.0	(250.0)
Residential mortgage-backed securities	45	151.0	(17.5)	27	65.1	(6.8)	18	85.9	(10.7)
Commercial mortgage-backed securities	226	4,651.1	(784.0)	99	1,702.0	(192.1)	127	2,949.1	(591.9)
Other asset-backed securities	262	4,247.8	(260.5)	130	2,144.8	(100.9)	132	2,103.0	(159.6)
Redeemable preferred stocks	4	49.6	(4.5)	3	38.5	(3.1)	1	11.1	(1.4)
Total fixed maturities	1,468	$44,315.9	$(3,551.5)	873	$28,119.4	$(1,505.0)	595	$16,196.5	$(2,046.5)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2021
U.S. government obligations	92	$14,745.8	$(190.8)	85	$13,790.8	$(158.5)	7	$955.0	$(32.3)
State and local government obligations	127	954.2	(14.0)	122	927.3	(13.1)	5	26.9	(0.9)
Corporate debt securities	220	3,496.6	(33.4)	219	3,491.7	(33.3)	1	4.9	(0.1)
Residential mortgage-backed securities	20	138.6	(0.6)	14	135.4	(0.5)	6	3.2	(0.1)
Commercial mortgage-backed securities	168	4,315.4	(64.3)	165	4,295.0	(63.9)	3	20.4	(0.4)
Other asset-backed securities	178	3,204.7	(12.4)	176	3,200.6	(12.3)	2	4.1	(0.1)
Redeemable preferred stocks	1	12.0	(0.5)	0	0	0	1	12.0	(0.5)
Total fixed maturities	806	$26,867.3	$(316.0)	781	$25,840.8	$(281.6)	25	$1,026.5	$(34.4)

The increase in the number of securities in an unrealized loss position since December 31, 2021, was primarily the result of an increase in interest rates. As of December 31, 2022, we had 19 securities that had their credit ratings downgraded during the year, with a combined fair value of $186.3 million and an unrealized loss of $33.4 million.
A review of the securities in an unrealized loss position indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.
Allowance For Credit and Uncollectible Losses We are required to measure the amount of potential credit losses for all fixed-maturity securities in an unrealized loss position. We did not record any allowances for credit losses or any write-offs for amounts deemed to be uncollectible during 2022 or 2021 and did not have a material credit loss allowance balance as of December 31, 2022 or 2021. We considered several factors and inputs related to the individual securities as part of our analysis. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included:
•current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates);
•credit support (via current levels of subordination);
•historical credit ratings; and
•updated cash flow expectations based upon these performance indicators.
In order to determine the amount of credit loss, if any, we initially reviewed securities in a loss position to determine whether it was likely that we would be required, or intended, to sell any of the securities prior to the recovery of their respective cost bases (which could be maturity). If we were likely to, or intended to, sell prior to a potential recovery, we would write off the unrealized loss. For those securities that we determined we were not likely to, or did not intend to, sell prior to a potential recovery, we performed additional analysis to determine if the loss was credit related. For securities subject to credit related loss, we calculated the net present value (NPV) of the cash flows expected (i.e., expected recovery value) using the current book yield for each security. The NPV was then compared to the security’s current amortized value to determine if a credit loss existed. In the event that the NPV was below the amortized value, and the amount was determined to be material individually, or in aggregate, a credit loss would be deemed to exist, and either an allowance for credit losses would be created, or if an allowance currently existed, either a recovery of the previous allowance, or an incremental loss, would be recorded to net realized gains (losses) on securities.
As of December 31, 2022 and 2021, we believe that none of the unrealized losses were related to material credit losses on any specific securities, or in the aggregate. We continue to expect all the securities in our portfolio to pay their principal and interest obligations.
In addition, we reviewed our accrued investment income outstanding on those securities in an unrealized loss position at December 31, 2022 and 2021, to determine if the accrued interest amounts were determined to be uncollectible. Based on our analysis, we believe the issuers have sufficient liquidity and capital reserves to meet their current interest, and future principal, obligations and, therefore, did not write off any accrued income as uncollectible at December 31, 2022 or 2021.
Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2022	2021	2020
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$10.8	$105.8	$612.5
State and local government obligations	0	51.2	102.4
Corporate and other debt securities	8.7	104.0	161.9
Residential mortgage-backed securities	0.7	0.3	0
Commercial mortgage-backed securities	0	41.9	23.7
Other asset-backed securities	0.2	1.2	0.2
Redeemable preferred stocks	0	1.5	0
Total available-for-sale securities	20.4	305.9	900.7
Equity securities:
Nonredeemable preferred stocks	17.6	28.0	24.4
Common equities	846.1	369.6	88.6
Total equity securities	863.7	397.6	113.0
Subtotal gross realized gains on security sales	884.1	703.5	1,013.7
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(433.3)	(52.0)	(9.6)
State and local government obligations	(1.0)	(3.4)	(0.7)
Foreign government obligations	0	(0.1)	0
Corporate and other debt securities	(88.3)	(8.3)	(6.5)
Residential mortgage-backed securities	0	(1.1)	0
Commercial mortgage-backed securities	(72.4)	(1.9)	(12.8)
Other asset-backed securities	(4.4)	(0.6)	0
Short-term investments	(0.4)	0	0
Total available-for-sale securities	(599.8)	(67.4)	(29.6)
Equity securities:
Nonredeemable preferred stocks	(9.8)	(1.7)	(8.7)
Common equities	(78.0)	(20.1)	(60.7)
Total equity securities	(87.8)	(21.8)	(69.4)
Subtotal gross realized losses on security sales	(687.6)	(89.2)	(99.0)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(422.5)	53.8	602.9
State and local government obligations	(1.0)	47.8	101.7
Foreign government obligations	0	(0.1)	0
Corporate and other debt securities	(79.6)	95.7	155.4
Residential mortgage-backed securities	0.7	(0.8)	0
Commercial mortgage-backed securities	(72.4)	40.0	10.9
Other asset-backed securities	(4.2)	0.6	0.2
Redeemable preferred stocks	0	1.5	0
Short-term investments	(0.4)	0	0
Total available-for-sale securities	(579.4)	238.5	871.1
Equity securities:
Nonredeemable preferred stocks	7.8	26.3	15.7
Common equities	768.1	349.5	27.9
Total equity securities	775.9	375.8	43.6
Subtotal net realized gains (losses) on security sales	196.5	614.3	914.7
Net holding period gains (losses)
Hybrid securities	(82.0)	(7.7)	7.4
Equity securities	(2,018.1)	907.6	706.5
Derivatives	0	0	1.4
Subtotal net holding period gains (losses)	(2,100.1)	899.9	715.3
Other-than-temporary impairment losses
Other asset impairment	(8.6)	(5.0)	0
Subtotal other-than-temporary impairment losses	(8.6)	(5.0)	0
Total net realized gains (losses) on securities	$(1,912.2)	$1,509.2	$1,630.0
Realized gains (losses) on security sales are computed using the first-in-first-out method. The majority of the sales in the fixed-maturity portfolio during the year were from U.S. Treasury Notes, which were sold to shorten duration and for tax planning purposes. The loss from the fixed-maturity sales reflected the continued rise in interest rates throughout 2022, which resulted in valuation declines for most of our available-for-sale securities. During 2020, the significant gains recognized on our fixed-income portfolio were the result of selling U.S. Treasury Notes for opportunistic investments. During 2022, we sold common equity securities, which were in a realized gain position, as part of our plan to incrementally reduce risk in the portfolio in response to the likelihood of a more difficult economic environment over the near term. During 2021, the gain in common equities primarily reflected the sale of common stocks held outside of our indexed portfolio. The other asset impairment losses in 2022 and 2021 were recorded as a result of our investment in a federal new markets tax credit fund, which was entered into during the second quarter 2021 and reported in other assets in the consolidated balance sheets.

The following table reflects our holding period realized gains (losses) recognized on equity securities held at the respective year end for the years ended December 31:

(millions)	2022	2021	2020
Total net gains (losses) recognized during the period on equity securities	$(1,242.2)	$1,283.4	$750.1
Less: Net gains (losses) recognized on equity securities sold during the period	775.9	375.8	43.6
Net holding period gains (losses) recognized during the period on equity securities held at period end	$(2,018.1)	$907.6	$706.5

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2022	2021	2020
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$339.1	$149.5	$166.3
State and local government obligations	39.7	44.1	62.7
Foreign government obligations	0.2	0.1	0
Corporate debt securities	288.8	301.1	284.0
Residential mortgage-backed securities	31.6	11.9	11.8
Commercial mortgage-backed securities	190.6	143.0	152.9
Other asset-backed securities	174.6	64.1	96.7
Redeemable preferred stocks	11.4	9.5	14.9
Total fixed maturities	1,076.0	723.3	789.3
Short-term investments	53.6	3.1	29.0
Total available-for-sale securities	1,129.6	726.4	818.3
Equity securities:
Nonredeemable preferred stocks	70.2	70.3	60.6
Common equities	60.5	64.2	57.7
Total equity securities	130.7	134.5	118.3
Investment income	1,260.3	860.9	936.6
Investment expenses	(24.3)	(25.5)	(20.0)
Net investment income	$1,236.0	$835.4	$916.6
On a year-over-year basis, investment income (interest and dividends) increased 46%, compared to 2021, primarily due to an increase in interest rates on floating-rate securities in our portfolio and purchases of new investments with higher coupon rates. Investment income decreased 8% in 2021, compared to 2020, due to a decrease in the portfolio yield, which was partially offset by an increase in average assets. The recurring investment book yield increased 26% in 2022, compared to 2021, reflecting investing new cash, and cash from maturities in higher interest rate securities given the rising interest rate environment. The recurring investment book yield decreased 20% in 2021, compared to 2020, as a result of investing at market yields that were lower than the portfolio’s overall yield.
The decrease in investment expenses in 2022, compared to 2021, primarily reflects lower management fees attributable to the Protective Insurance portfolio. The increase in 2021, compared to 2020, reflected an increase in staffing and related employee expenses, in addition to the Protective Insurance management fees.
Derivative Instruments  We did not have any derivative activity during 2022 or 2021. During 2020, we opened and closed U.S. Treasury Note futures to manage the portfolio duration and recorded a net realized gain of $1.4 million. The maximum notional value held at one time during 2020 was $114.6 million. At December 31, 2022, 2021, and 2020, we had no open derivative positions.